13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Annual minimum lease payments	Future annual minimum lease payments related to our facility lease are as follows:
2019	$543,180
2020	404,952
Total	$948,132